INCOME TAXES - NOLs (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Net operating loss carryforwards
Capital loss carryforwards	$ 58	$ 55
Capital loss carryforwards tax effected	15	21
Tax credit carryforwards	9	6
Mexico
Net operating loss carryforwards
Valuation allowance related to NOL carryforwards	11
Foreign
Net operating loss carryforwards
NOLs	35	46
NOLs tax effected	10	14
Valuation allowance related to NOL carryforwards	47
State taxing authority
Net operating loss carryforwards
NOLs	42	50
NOLs tax effected	2	2
Tax credit carryforwards	$ 2	$ 2